Fair value measurement, Fair value measures for financial asset (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025
Recurring [Member] | Level 2 [Member]
Fair value measurement [Abstract]
Equity investment	$ 52,000	$ 40,000